UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Variable Insurance Fund
BalancedPortfolio
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)

COMMON STOCK (65.4%)

Auto &Transportation (3.8%)
Union Pacific Corp.	154,900	$10,797
Canadian National Railway Co.	157,250	9,956
CSX Corp.	212,700	8,859
Norfolk Southern Corp.	140,300	5,198
Canadian Pacific Railway Ltd.	85,350	3,070
Genuine Parts Co.	60,000	2,609

		40,489

Consumer Discretionary (5.6%)
McDonald's Corp.	283,600	8,831
Waste Management, Inc.	279,000	8,049
Kimberly-Clark Corp.	116,300	7,644
* Time Warner, Inc.	415,700	7,296
Gillette Co.	97,300	4,912
Gannett Co., Inc.	61,000	4,824
Viacom Inc. Class B	138,000	4,807
Dollar General Corp.	193,400	4,237
Yum! Brands, Inc.	60,269	3,123
Fuji Photo Film Co., Ltd.	71,300	2,608
Target Corp.	50,000	2,501
Whirlpool Corp.	1,200	81

		58,913

Consumer Staples (3.5%)
Altria Group, Inc.	195,100	12,758
The Coca-Cola Co.	184,500	7,688
Colgate-Palmolive Co.	116,800	6,093
General Mills, Inc.	94,000	4,620
Coca-Cola Enterprises, Inc.	160,300	3,289
The Procter &Gamble Co.	52,000	2,756

		37,204

Financial Services (11.4%)
Citigroup, Inc.	433,333	19,474
Bank of America Corp.	346,500	15,281
ACE Ltd.	225,100	9,290
The Hartford Financial Services Group Inc.	113,400	7,775
UBS AG	86,500	7,301
Freddie Mac	111,500	7,047
American International Group, Inc.	126,100	6,987
Merrill Lynch &Co., Inc.	114,800	6,498
JPMorgan Chase &Co.	174,448	6,036
MBIA, Inc.	114,650	5,994
State Street Corp.	130,500	5,705
MBNA Corp.	212,700	5,221
Ambac Financial Group, Inc.	50,400	3,767
Marsh &McLennan Cos., Inc.	111,800	3,401
Westpac Banking Corp. Ltd. ADR	42,500	3,141
KeyCorp	82,200	2,667
Morgan Stanley	40,400	2,313
XL Capital Ltd. Class A	23,300	1,686
U.S. Bancorp	58,059	1,673

		121,257

Health Care (5.9%)
Abbott Laboratories	317,500	14,802
Eli Lilly &Co.	149,100	7,768
Schering-Plough Corp.	393,900	7,149
Wyeth	159,000	6,707
AstraZeneca Group PLC ADR	154,900	6,123
Baxter International, Inc.	177,100	6,018
Pfizer Inc.	194,553	5,111
Novartis AG ADR	85,500	4,000
Cardinal Health, Inc.	50,500	2,818
Sanofi-Synthelabo SA ADR	45,423	1,923

		62,419

Integrated Oils (6.7%)
ExxonMobil Corp.	220,700	13,154
Total SA ADR	110,856	12,996
ChevronTexaco Corp.	190,600	11,114
Royal Dutch Petroleum Co. ADR	184,800	11,095
BP PLC ADR	154,100	9,616
ConocoPhillips Co.	65,300	7,042
Petrol Brasil ADR	137,100	6,057

		71,074

Other Energy (3.1%)
EnCana Corp.	229,086	16,132
Schlumberger Ltd.	105,200	7,415
Burlington Resources, Inc.	102,900	5,152
Anadarko Petroleum Corp.	47,900	3,645

		32,344

Materials &Processing (6.6%)
E.I. du Pont de Nemours &Co.	235,886	12,087
Weyerhaeuser Co.	168,300	11,529
International Paper Co.	219,800	8,086
Rio Tinto PLC ADR	56,500	7,331
Alcoa Inc.	241,200	7,330
Rohm &Haas Co.	128,600	6,173
Air Products &Chemicals, Inc.	78,400	4,962
Syngenta AG ADR	236,200	4,960
Avery Dennison Corp.	78,800	4,880
PPG Industries, Inc.	35,100	2,510

		69,848

Producer Durables (4.1%)
Parker Hannifin Corp.	119,400	7,274
Pitney Bowes, Inc.	144,900	6,538
Deere &Co.	96,300	6,465
Caterpillar, Inc.	65,600	5,998
United Technologies Corp.	57,800	5,876
Emerson Electric Co.	76,100	4,941
Pall Corp.	99,900	2,709
* Nokia Corp. ADR	135,200	2,086
* Agilent Technologies, Inc.	89,100	1,978

		43,865

Technology (5.3%)
International Business Machines Corp.	154,400	14,109
General Dynamics Corp.	87,300	9,345
Microsoft Corp.	378,800	9,156
Motorola, Inc.	483,500	7,238
Texas Instruments, Inc.	249,300	6,355
* Accenture Ltd.	181,500	4,383
* EMC Corp.	282,500	3,480
* Corning, Inc.	136,500	1,519
Hewlett-Packard Co.	30,800	676

		56,261

Utilities (7.7%)
Exelon Corp.	283,200	12,996
Verizon Communications Inc.	336,812	11,957
TXU Corp.	106,800	8,504
* Comcast Corp. Class A	244,850	8,271
SBC Communications Inc.	325,700	7,716
FPL Group, Inc.	182,400	7,323
Pinnacle West Capital Corp.	106,700	4,536
* Deutsche Telekom AG ADR	223,200	4,455
Cinergy Corp.	102,500	4,153
Progress Energy, Inc.	92,900	3,897
Sprint Corp.	158,000	3,595
BellSouth Corp.	109,500	2,879
ALLTEL Corp.	34,500	1,892

		82,174

Other (1.7%)
General Electric Co.	261,800	9,441
Cia Vale do Rio Doce	107,010	3,383
Honeywell International Inc.	74,100	2,757
Tyco International Ltd.	68,200	2,305

		17,886

TOTAL COMMON STOCKS
(Cost $526,598)		693,734

	Face
	Amount
	(000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (8.9%)

U.S. Government Securities (6.0%)
U.S. Treasury Bond
2.375%, 8/31/2006	32,000	31,455
6.250%, 8/15/2023	11,000	12,812
5.375%, 2/15/2031	3,000	3,270
U.S. Treasury Note
2.750%, 7/31/2006	10,000	9,894
4.250%, 8/15/2014	5,000	4,902
Private Export Funding Corp.
(U.S. Government Guaranteed)
3.375%, 2/15/2009	1,700	1,639
Mortgage-Backed Securities (2.9%)
Federal National Mortgage Assn.**
(2)4.510%, 5/1/2013	975	950
(2)4.889%, 1/1/2014	985	969
(2)5.016%, 2/1/2013	971	975
(2)6.030%, 5/1/2011	1,918	2,011
Government National Mortgage Assn.
(2)5.500%, 2/15/2033-10/15/2033	11,887	12,010
(2)6.000%, 7/15/2026-11/15/2034	11,171	11,485
(2)6.500%, 5/15/2028-7/15/2031	688	721
(2)7.000%, 2/15/2028-10/15/2029	1,171	1,241
(2)8.000%, 9/15/2030	104	114

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $94,525)		94,448

CORPORATE BONDS (19.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
Aesop Funding II LLC
(1)(2)3.950%, 4/20/2008	1,600	1,583
Asset Securitization Corp.
(2)6.750%, 2/14/2043	2,000	2,097
Bank One Issuance Trust
(2)3.860%, 6/15/2011	1,000	983
(2)3.450%, 10/17/2011	1,000	965
Bear Stearns Commercial Mortgage Securities, Inc.
(2)4.740%, 3/13/2040	1,000	974
Caterpillar Financial Asset Trust
(2)3.130%, 1/26/2009	630	621
Chase Manhattan Auto Owner Trust
(2)2.570%, 2/16/2010	910	885
Greenwich Capital Commercial Funding Corp.
(2)4.915%, 1/5/2036	1,000	986
Merrill Lynch Mortgage Investors, Inc.
(2)4.509%, 2/25/2035	1,977	1,982
Morgan Stanley Dean Witter Capital I
(2)4.740%, 11/13/2036	1,000	980
USAA Auto Owner Trust
(2)2.670%, 10/15/2010	820	794
(2)4.130%, 11/15/2011	952	944
WFS Financial Owner Trust
(2)3.930%, 2/17/2012	1,500	1,480
Wells Fargo Mortgage Backed Securities Trust
(2)4.568%, 2/25/2035	887	888
(2)4.543%, 4/25/2035	1,625	1,610
World Omni Auto Receivables Trust
(2)3.820%, 11/12/2011	370	363

		18,135

Finance (6.6%)
Banking (3.8%)
BB&T Corp.
7.250%, 6/15/2007	2,000	2,126
Bank One Corp.
6.875%, 8/1/2006	2,000	2,074
Bank of America Corp.
5.625%, 3/8/2035	1,845	1,780
Bank of New York Co., Inc.
4.950%, 3/15/2015	1,345	1,328
Citicorp
7.625%, 5/1/2005	1,000	1,003
Citigroup, Inc.
6.625%, 6/15/2032	2,000	2,255
Fifth Third Bank
4.200%, 2/23/2010	2,000	1,958
First Union Corp.
7.500%, 4/15/2035	1,000	1,265
HBOS Treasury Services PLC
(1)6.000%, 11/1/2033	2,000	2,109
Huntington National Bank
4.900%, 1/15/2014	1,000	971
J.P. Morgan Chase &Co.
6.750%, 2/1/2011	1,000	1,096
J.P. Morgan, Inc.
6.250%, 1/15/2009	1,500	1,581
Mellon Funding Corp.
4.875%, 6/15/2007	1,500	1,519
Mizuho Finance (Cayman)
(1)5.790%, 4/15/2014	2,000	2,048
NBD Bancorp, Inc.
7.125%, 5/15/2007	1,500	1,601
Paribas NY
6.950%, 7/22/2013	2,000	2,277
SunTrust Banks, Inc.
7.250%, 9/15/2006	2,000	2,086
US Bank NA
5.625%, 11/30/2005	2,000	2,024
4.125%, 3/17/2008	2,000	1,987
Wachovia Corp.
5.625%, 12/15/2008	2,000	2,069
Washington Mutual, Inc.
7.500%, 8/15/2006	2,000	2,091
Wells Fargo &Co.
6.450%, 2/1/2011	2,000	2,171
5.125%, 9/1/2012	1,000	1,018
Brokerage (0.3%)
Credit Suisse First Boston USA, Inc.
6.500%, 1/15/2012	2,000	2,164
Dean Witter, Discover &Co.
6.750%, 10/15/2013	1,000	1,099
Finance Companies (0.7%)
American Express Co.
4.750%, 6/17/2009	1,000	1,004
American Express Credit Corp.
3.000%, 5/16/2008	1,000	960
Countrywide Home Loan
5.500%, 8/1/2006	1,000	1,018
FGIC Corp.
(1)6.000%, 1/15/2034	365	372
General Electric Capital Corp.
5.875%, 2/15/2012	2,000	2,101
5.450%, 1/15/2013	1,000	1,025
Household Finance Corp.
6.375%, 10/15/2011	1,000	1,074
Insurance (1.6%)
Allstate Corp.
6.750%, 5/15/2018	1,000	1,115
Frank Russell Co.
(1)5.625%, 1/15/2009	2,000	2,065
Hartford Financial Services Group, Inc.
7.900%, 6/15/2010	2,000	2,271
Marsh &McLennan Cos., Inc.
6.250%, 3/15/2012	2,000	2,088
Massachusetts Mutual Life
(1)7.625%, 11/15/2023	2,000	2,465
PRICOA Global Funding I
(1)3.900%, 12/15/2008	1,100	1,080
Pacific Life Global Funding
(1)3.750%, 1/15/2009	910	880
Protective Life Secured Trust
3.700%, 11/24/2008	1,000	969
Prudential Financial, Inc.
4.750%, 4/1/2014	2,000	1,928
XL Capital Ltd.
6.500%, 1/15/2012	2,000	2,138
Other (0.2%)
Berkshire Hathaway Finance Corp.
4.625%, 10/15/2013	2,000	1,946

		70,199

Industrial (8.6%)
Basic Industry (0.5%)
Alcan, Inc.
4.500%, 5/15/2013	1,000	969
Alcoa, Inc.
6.000%, 1/15/2012	2,000	2,116
BHP Billiton Finance BV
4.800%, 4/15/2013	1,000	987
E.I. du Pont de Nemours &Co.
4.750%, 11/15/2012	440	438
Rohm &Haas Co.
7.400%, 7/15/2009	400	443
Weyerhaeuser Co.
7.375%, 3/15/2032	1,000	1,186
Capital Goods (1.1%)
Boeing Capital Corp.
6.500%, 2/15/2012	1,000	1,085
Caterpillar Financial Services Corp.
3.625%, 11/15/2007	1,000	982
Caterpillar, Inc.
7.250%, 9/15/2009	1,000	1,105
General Dynamics Corp.
4.250%, 5/15/2013	2,000	1,908
Honeywell International, Inc.
7.500%, 3/1/2010	1,000	1,123
John Deere Capital Corp.
5.100%, 1/15/2013	1,000	1,005
Masco Corp.
6.750%, 3/15/2006	2,000	2,051
USA Waste Services, Inc.
7.000%, 7/15/2028	2,000	2,247
Communication (1.4%)
BellSouth Corp.
6.000%, 10/15/2011	2,000	2,118
Cox Communications, Inc.
7.750%, 8/15/2006	2,000	2,092
GTE Southwest, Inc.
6.000%, 1/15/2006	1,000	1,018
Gannett Co., Inc.
5.500%, 4/1/2007	1,000	1,025
Illinois Bell Telephone Co.
6.625%, 2/1/2025	1,000	1,023
SBC Communications, Inc.
5.875%, 2/1/2012	1,000	1,043
Telecomunicaciones de Puerto Rico
6.650%, 5/15/2006	2,000	2,046
Telefonica Europe BV
7.750%, 9/15/2010	1,500	1,711
Thomson Corp.
4.250%, 8/15/2009	1,500	1,469
Vodafone Group PLC
5.375%, 1/30/2015	1,000	1,010
Consumer Cyclical (0.8%)
CVS Corp.
4.875%, 9/15/2014	1,000	980
Harley Davidson Inc.
(1)3.625%, 12/15/2008	1,000	972
Home Depot Inc.
3.750%, 9/15/2009	1,000	970
Kohl's Corp.
6.000%, 1/15/2033	1,000	1,039
Lowe's Cos., Inc.
8.250%, 6/1/2010	290	336
6.500%, 3/15/2029	1,000	1,134
Toyota Motor Credit Corp.
5.500%, 12/15/2008	2,000	2,082
Wal-Mart Stores, Inc.
4.125%, 2/15/2011	1,000	971
Consumer Noncyclical (3.0%)
Abbott Laboratories
4.350%, 3/15/2014	1,500	1,433
Anheuser-Busch Cos., Inc.
7.500%, 3/15/2012	1,500	1,723
Archer-Daniels-Midland Co.
7.000%, 2/1/2031	852	1,021
Avon Products, Inc.
7.150%, 11/15/2009	1,500	1,661
4.200%, 7/15/2018	1,000	887
Becton, Dickinson &Co.
4.550%, 4/15/2013	1,000	972
Bristol-Myers Squibb Co.
5.750%, 10/1/2011	1,000	1,045
CPC International, Inc.
6.150%, 1/15/2006	125	127
Clorox Co.
(1)4.200%, 1/15/2010	2,000	1,965
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	2,000	2,135
Coca-Cola HBC Finance
5.500%, 9/17/2015	700	717
Colgate-Palmolive Co.
7.600%, 5/19/2025	480	606
Conagra, Inc.
6.750%, 9/15/2011	1,000	1,101
Diageo Capital PLC
4.850%, 5/15/2018	1,000	958
Eli Lilly &Co.
6.000%, 3/15/2012	1,000	1,073
Fortune Brands Inc.
4.875%, 12/1/2013	1,000	996
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	2,000	1,988
Kimberly-Clark Corp.
5.000%, 8/15/2013	1,000	1,014
Kraft Foods, Inc.
5.250%, 6/1/2007	1,500	1,528
Pepsi Bottling Holdings Inc.
(1)5.625%, 2/17/2009	1,500	1,558
Pfizer, Inc.
2.500%, 3/15/2007	1,000	971
Procter &Gamble Co. ESOP
9.360%, 1/1/2021	2,000	2,601
Schering-Plough Corp.
5.550%, 12/1/2013	1,000	1,021
Unilever Capital Corp.
7.125%, 11/1/2010	1,000	1,118
UnitedHealth Group, Inc.
4.875%, 4/1/2013	1,000	986
Wyeth
6.950%, 3/15/2011	1,000	1,101
Energy (0.6%)
Amoco Corp.
6.500%, 8/1/2007	1,500	1,572
Anadarko Petroleum Corp.
3.250%, 5/1/2008	1,000	963
Apache Finance Canada
7.750%, 12/15/2029	1,000	1,316
ChevronTexaco Capital Co.
3.500%, 9/17/2007	1,000	986
Suncor Energy, Inc.
5.950%, 12/1/2034	1,000	1,048
Technology (0.6%)
First Data Corp.
4.700%, 8/1/2013	2,000	1,953
Hewlett-Packard Co.
7.150%, 6/15/2005	2,000	2,015
International Business Machines Corp.
5.875%, 11/29/2032	2,000	2,087
Transportation (0.5%)
ERAC USA Finance Co.
(1)7.350%, 6/15/2008	1,090	1,174
Federal Express Corp.
6.720%, 1/15/2022	1,672	1,843
Norfolk Southern Corp.
7.700%, 5/15/2017	1,500	1,811
Other (0.1%)
Snap-On Inc.
6.250%, 8/15/2011	1,400	1,499

		91,257

Utilities (2.7%)
Electric (2.2%)
Alabama Power Co.
2.800%, 12/1/2006	660	647
Carolina Power &Light Co.
5.950%, 3/1/2009	2,000	2,093
Central Illinois Public Service
6.125%, 12/15/2028	1,000	1,059
Consolidated Edison, Inc.
3.625%, 8/1/2008	1,000	976
Exelon Generation Co. LLC
6.950%, 6/15/2011	2,000	2,202
Florida Power &Light Co.
5.650%, 2/1/2035	1,000	1,030
Florida Power Corp.
6.875%, 2/1/2008	1,850	1,968
Kansas City Power &Light
7.125%, 12/15/2005	2,000	2,044
National Rural Utilities Cooperative Finance Corp.
5.750%, 12/1/2008	2,000	2,065
PacifiCorp
6.625%, 6/1/2007	1,000	1,047
Public Service Electric &Gas
4.000%, 11/1/2008	1,000	978
Scana Corp.
6.875%, 5/15/2011	2,000	2,212
Southern California Edison Co.
8.000%, 2/15/2007	342	365
Southern Investments UK PLC
6.800%, 12/1/2006	1,500	1,550
Virginia Electric &Power Co.
5.375%, 2/1/2007	2,000	2,042
Wisconsin Electric Power Co.
4.500%, 5/15/2013	615	598
Natural Gas (0.4%)
Duke Energy Field Services
7.875%, 8/16/2010	2,000	2,283
KeySpan Corp.
7.875%, 2/1/2010	1,500	1,712
Other (0.1%)
Washington Gas &Light Co.
6.150%, 1/26/2026	1,500	1,512

		28,383

TOTAL CORPORATE BONDS

(Cost $202,550)		207,974

SOVEREIGN BONDS (U.S. Dollar-Denominated) (2.1%)

European Investment Bank
2.375%, 6/15/2007	2,000	1,936
4.000%, 3/3/2010	2,000	1,968
Inter-American Development Bank
4.375%, 9/20/2012	2,000	1,980
International Bank for Reconstruction &Development
5.750%, 2/6/2008	2,000	2,084
4.750%, 2/15/2035	2,000	1,921
Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	2,000	1,963
Landwirtschaft Rentenbank
4.125%, 7/15/2008	2,000	1,992
Oesterreich Kontrollbank
4.500%, 3/9/2015	2,000	1,969
Province of British Columbia
4.300%, 5/30/2013	1,000	980
Province of Ontario
4.375%, 2/15/2013	1,000	982
Province of Quebec
5.750%, 2/15/2009	1,000	1,049
Quebec Hydro Electric
6.300%, 5/11/2011	1,000	1,081
Republic of Italy
4.500%, 1/21/2015	2,000	1,995

TOTAL SOVEREIGN BONDS
(Cost $22,384)		21,900

TAXABLE MUNICIPAL BONDS (0.8%)

Illinois (Taxable Pension) GO
5.100%, 6/1/2033	2,000	1,921
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	2,000	2,030
Oregon School Board Assn.
5.528%, 6/30/2028	2,000	2,042
Stanford Univ. California Rev.
5.850%, 3/15/2009	2,000	2,096

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $8,132)		8,089

TEMPORARY CASH INVESTMENTS (3.4%)

Repurchase Agreement (3.0%)
Bank of America
2.890%, 4/1/2005
(Dated 3/31/2005, Repurchase Value $32,503,000,
Collateralized by Federal National Mortgage Assn,
5.500%, 2/1/2035)	32,500	32,500

	Shares

Money Market Fund (0.4%)
Vanguard Market Liquidity, 2.748%†	4,065,600	4,066

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $36,566)		36,566

TOTAL INVESTMENTS (100.2%)
(Cost $890,755)		1,062,711

OTHER ASSETS AND LIABILITIES - NET (-0.2%)		(1,658)

NET ASSETS (100%)		$1,061,053

* Non-income-producing security.
** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
† Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $18,271,000, representing 1.7% of net assets.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
ADR — American Depositary Receipt.GO
— General Obligation Bond.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $890,755,000. Net unrealized appreciation of investment securities for tax purposes was $171,956,000, consisting of unrealized gains of $186,411,000 on securities that had risen in value since their purchase and $14,455,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD VARIABLE INSURANCE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.